Financial risk - Interest received and forgone on impaired loans (Details) - Loans - Impaired exposures $ in Millions	12 Months Ended
Sep. 30, 2020 AUD ($)
Financial risk
Interest received	$ 11
Interest forgone	30
Australia
Financial risk
Interest received	3
Interest forgone	30
Overseas
Financial risk
Interest received	$ 8